Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Subordinated Liabilities

	Group
	2019 £m	2018 £m
£325m Sterling Preference Shares	344	344
Undated subordinated liabilities	581	574
Dated subordinated liabilities	2,603	2,683

	3,528	3,601

Summary of Undated Subordinated Liabilities

	Group
	First call date	2019 £m	2018 £m
10.0625% Exchangeable capital securities	n/a	205	205
7.375% 20 Year Step-up perpetual callable subordinated notes	2020	15	16
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	361	353

		581	574

Summary of Dated Subordinated Liabilities

	Group
	Maturity	2019 £m	2018 £m
5% Subordinated notes (US$1,500m)	2023	1,132	1,173
4.75% Subordinated notes (US$1,000m)	2025	763	791
7.95% Subordinated notes (US$1,000m)	2029	280	278
6.50% Subordinated notes	2030	40	38
5.875% Subordinated notes	2031	9	9
5.625% Subordinated notes (US$500m)	2045	379	394

		2,603	2,683